COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

12. COMMITMENTS AND CONTINGENCIES

Purchase Commitments

The Company has entered into purchase commitments for streaming content with future payments, excluding value added tax, amounting to RUB 1,611 ($21.8) in 2021, RUB 1,797 ($24.3) in 2022, RUB 254 ($3.4) in 2023 and nil in 2024 and thereafter. The Company has also entered into purchase commitments for other goods and services with future payments, excluding value added tax, amounting to RUB 3,042 ($41.2) in 2021, RUB 1,298 ($17.6) in 2022, RUB 1,144 ($15.5) in 2023, RUB 717 ($9.7) in 2024, RUB 305 ($4.1) in 2025 and RUB 1,001 ($13.5) in 2026 and thereafter. U.S. dollar amounts have been translated into RUB at a rate of RUB 73.8757 to $1.00, the official exchange rate quoted as of December 31, 2020 by the Central Bank of the Russian Federation.

Legal Proceedings

In the ordinary course of business, the Company is a party to various legal proceedings, and subject to claims, certain of which relate to copyright infringement, as well as to the alleged breach of certain contractual arrangements. The Company intends to vigorously defend any lawsuit and believes that the ultimate outcome of any pending litigation, other legal proceedings or other matters will have no material adverse effect on the financial condition, results of operations or liquidity of the Company.

The Company records a liability when it is probable that a loss has been incurred and the amount can be reasonably estimated. Losses that are reasonably possible and can be estimated are disclosed. Significant judgment is required to determine both likelihood of there being and the estimated amount of a loss related to such matters. As of December 31, 2019 and 2020, the Company recorded corresponding liabilities of RUB 16 and RUB 39 ($0.5) respectively, in accounts payable and accrued liabilities line on the consolidated balance sheets for all of its legal matters that were probable and reasonably estimable.

As of December 31, 2020, the Company was subject to various legal and regulatory matters that have arisen in the normal course of business. Related claims amounted to RUB 2,617 ($35.4) and include, among others, employment-related claims, data and privacy matters, claims for compensation in connection with car accidents in the Taxi segment, claims for termination of contracts, and other matters. The Company has not recognized a liability in respect of those claims because the management does not believe that the Company has incurred a probable material loss by reason of any of those matters.

Environment and Current Economic Situation

The Company’s operations are primarily located in the Russian Federation. Consequently, the Company is exposed to the economic and financial markets of the Russian Federation which display characteristics of an emerging market. The legal, tax and regulatory frameworks continue to develop and are subject to interpretation and frequent changes.

Taxes are subject to review and investigation by a number of authorities authorized by law to impose fines and penalties. Although the Company believes it has provided adequately for all tax liabilities based on its understanding of the tax legislation, the above factors may create tax risks for the Company. Approximately RUB 427 ($5.8) of unrecognized tax benefits have been recorded as liabilities, and the Company is uncertain as to if or when such amounts may be settled (Note 10). Related to unrecognized tax benefits, the Company has also recorded a liability for potential penalties of RUB 84 ($1.1) and interest of RUB 73 ($1.0). As of December 31, 2020, except for the income tax contingencies described above, the Company accrued RUB 382 ($5.2) for contingencies related to non-income taxes, including penalties and interest. Additionally, the Company has identified possible contingencies related to non-income taxes, which are not accrued. Such possible non-income tax contingencies could materialize and require the Company to pay additional amounts of tax. As of December 31, 2020, the Company estimated such contingencies related to non-income taxes, including penalties and interest, to be up to approximately RUB 14,921 ($202.0).

The 2020 year turned out to be extremely difficult for the global economy and financial markets mainly because of the outbreak of the coronavirus disease, COVID-19. The Russian economy has also suffered from the pandemic, especially during the first wave, which began at the end of March and peaked in the beginning of May (in terms of the number of new cases). In order to curb the spread of the disease, the Russian government announced a non-working month in April and required the closure of all public places (parks, restaurants, cultural and sports establishments), which had a significant negative impact on all macroeconomic indicators, business activity and consumer confidence. During the second wave (which began in late September), no large-scale restrictions were imposed (except for certain high-risk groups of the population), but nevertheless, most people continued to work and study remotely, while working hours of restaurants and access to cultural and sports events were limited. Some of the restrictions were eased in early 2021.

According to the statistical office of the Russian Federation (Rosstat), real GDP in Russia was down 3.1% in 2020, on the back of a similar decline in domestic and external demand. The peak decline was in Q2 with GDP down 8%, followed by a less severe declines in Q3 and Q4. On the domestic side, household consumption contributed the most to the contraction as it declined by 8.6% (mostly due to the nature of the anti-COVID restrictions), while fixed investments was down by 6.2%. Higher public spending, driven by the response to the spread of the pandemic, and the need to support the economy amidst lower oil/gas revenues, worsened the fiscal stance: the federal budget registered a deficit of RUB 4.1 trillion (3.8% of GDP), compared to a surplus of RUB 1.9 trillion in 2019 (1.8% of GDP).

The effects of the pandemic and the economic fallout were widespread, but particularly reflected in unemployment rates, a sharp decline in business activity, business closures and, as a result, declines in household incomes and consumer confidence. According to Rosstat, in 2020 the unemployment rate in Russia reached the highest level in 10 years and rose from 4.6% to 5.9%. Real disposable incomes of the population decreased by approximately 3.5% in 2020. The peak of the decline occured in Q2 with real income declining 8%, followed by a subsequent recovery in Q3 and Q4 to a decline of 5.3% and 1.7% respectively. Cumulatively, the real disposable income declined 10.6%

since 2014 (driven by negative growth in 2015-2016 and 2020 as well as flattish trends in 2018 and +1% growth in 2019).

The OPEC+ decision to delay the easing of production cuts in February and March supported oil prices during 2020. After a sharp decrease in Q1, the Brent oil price increased and stabilized at the level of around 45 USD per barrel in June-October. A solid recovery, which started in November, has continued into 2021, with Brent oil prices rising to over 65 USD per barrel in March 2021. The Russian ruble significantly fluctuated throughout the year, with the exchange rate at 62 rubles per USD at the beginning of the year, the peak level at 80 rubles per USD (in March and in October 2020) and then a stabilization at 74-75 rubles per USD in the end of the year. Overall, the Russian ruble depreciated by 19% against USD during 2020.

The Central Bank of Russia responded quickly to the situation and continued its accommodative policy by cutting the key rate from 6.25% to 4.25%. The entire reduction was carried out during the first 7 months of 2020 as a supportive measure for the pandemic crisis. Inflation amounted to 4.91% for the year 2020 compared to 3.04% in 2019.

All these factors among others contributed to the 4% reduction in the online advertising market in 2020 (based on AKAR data). Notably, the digital advertising market has outperformed other formats and increased by 4% in 2020. Online advertising has increased its share in the total advertising market from 49.4% in 2019 to 53.4% in 2020.

In 2020, the balance of trade and capital flows were significantly impacted by declining oil prices, weaker global demand for exported goods and services, significant volatility in financial markets and increased geopolitical risks. The current account surplus was $32.5 billion (or 2.2% of GDP), but less than $64.8 billion in 2019. Capital outflows from the private sector increased from $22.1 billion in 2019 to $47.8 billion. During the most acute period of the pandemic in the second quarter of 2020, capital outflows were relatively moderate ($11.9 billion). However, in the second half of 2020 capital outflows increased compared to the same period in 2019 as foreign investors reduced their investments in Russian assets due to increased geopolitical risks.

In early 2021 the economy has started to show some signs of recovery supported by improving consumer and business activity as well as a decrease of unemployment rates. The speed of the further acceleration of economic growth in 2021 will highly depend on the epidemiological situation in Russia (including the potential spread of new variants of the coronavirus and vaccination progress) and other macroeconomic factors.